Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2016 and 2015 are as follows:

(dollars in millions)	2016	2015
Current assets	$2,722	$1,920
Noncurrent assets	1,334	1,102
Total assets	$4,056	$3,022
Current liabilities	$2,422	$1,931
Noncurrent liabilities	1,636	1,355
Total liabilities	$4,058	$3,286